Prepayments and Other Receivables - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Prepayments and Other Current Assets [Abstract]
Prepaid rent	$ 70,766	$ 179,792	$ 26,332
Prepayments to vendors	1,600,000	143,018	647,746
Prepaid iCloud Server		1,747
Prepayments to DMV			500
Prepaid insurance	293,294	237,207	108,241
Prepayments to other service providers	275,510	26,896
Total Prepayment and Other Receivables	$ 2,306,692	$ 588,660	$ 782,819